Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2023
Entity Registrant Name	MFS® MUNICIPAL SERIES TRUST
Entity Central Index Key	0000751656
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 27, 2023
Document Effective Date	Jul. 28, 2023
Prospectus Date	Jul. 28, 2023
MFS Alabama Municipal Bond Fund | A
Prospectus:
Trading Symbol	MFALX
MFS Alabama Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBABX
MFS Alabama Municipal Bond Fund | I
Prospectus:
Trading Symbol	MLALX
MFS Alabama Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPOLX
MFS Arkansas Municipal Bond Fund | A
Prospectus:
Trading Symbol	MFARX
MFS Arkansas Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBARX
MFS Arkansas Municipal Bond Fund | I
Prospectus:
Trading Symbol	MARLX
MFS Arkansas Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPRAX
MFS California Municipal Bond Fund | A
Prospectus:
Trading Symbol	MCFTX
MFS California Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBCAX
MFS California Municipal Bond Fund | C
Prospectus:
Trading Symbol	MCCAX
MFS California Municipal Bond Fund | I
Prospectus:
Trading Symbol	MCAVX
MFS California Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPOAX
MFS Georgia Municipal Bond Fund | A
Prospectus:
Trading Symbol	MMGAX
MFS Georgia Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBGAX
MFS Georgia Municipal Bond Fund | I
Prospectus:
Trading Symbol	MGATX
MFS Georgia Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPGOX
MFS Maryland Municipal Bond Fund | A
Prospectus:
Trading Symbol	MFSMX
MFS Maryland Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBMDX
MFS Maryland Municipal Bond Fund | I
Prospectus:
Trading Symbol	MMDIX
MFS Maryland Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPMDX
MFS Massachusetts Municipal Bond Fund | A
Prospectus:
Trading Symbol	MFSSX
MFS Massachusetts Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBMAX
MFS Massachusetts Municipal Bond Fund | I
Prospectus:
Trading Symbol	MTALX
MFS Massachusetts Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPMAX
MFS Mississippi Municipal Bond Fund | A
Prospectus:
Trading Symbol	MISSX
MFS Mississippi Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBMSX
MFS Mississippi Municipal Bond Fund | I
Prospectus:
Trading Symbol	MMSTX
MFS Mississippi Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPMSX
MFS Municipal Income Fund | A
Prospectus:
Trading Symbol	MFIAX
MFS Municipal Income Fund | B
Prospectus:
Trading Symbol	MMIBX
MFS Municipal Income Fund | C
Prospectus:
Trading Symbol	MMICX
MFS Municipal Income Fund | I
Prospectus:
Trading Symbol	MIMIX
MFS Municipal Income Fund | R6
Prospectus:
Trading Symbol	MPMNX
MFS Municipal Intermediate Fund | Class C
Prospectus:
Trading Symbol	MIUCX
MFS Municipal Intermediate Fund | Class A
Prospectus:
Trading Symbol	MIUAX
MFS Municipal Intermediate Fund | Class I
Prospectus:
Trading Symbol	MIUIX
MFS Municipal Intermediate Fund | Class R6
Prospectus:
Trading Symbol	MIURX
MFS New York Municipal Bond Fund | A
Prospectus:
Trading Symbol	MSNYX
MFS New York Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBNYX
MFS New York Municipal Bond Fund | C
Prospectus:
Trading Symbol	MCNYX
MFS New York Municipal Bond Fund | I
Prospectus:
Trading Symbol	MNYLX
MFS New York Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPNYX
MFS North Carolina Municipal Bond Fund | A
Prospectus:
Trading Symbol	MSNCX
MFS North Carolina Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBNCX
MFS North Carolina Municipal Bond Fund | C
Prospectus:
Trading Symbol	MCNCX
MFS North Carolina Municipal Bond Fund | I
Prospectus:
Trading Symbol	MNCLX
MFS North Carolina Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPNCX
MFS Pennsylvania Municipal Bond Fund | A
Prospectus:
Trading Symbol	MFPAX
MFS Pennsylvania Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBPAX
MFS Pennsylvania Municipal Bond Fund | I
Prospectus:
Trading Symbol	MPALX
MFS Pennsylvania Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPPAX
MFS South Carolina Municipal Bond Fund | A
Prospectus:
Trading Symbol	MFSCX
MFS South Carolina Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBSCX
MFS South Carolina Municipal Bond Fund | I
Prospectus:
Trading Symbol	MTSCX
MFS South Carolina Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPOCX
MFS Virginia Municipal Bond Fund | A
Prospectus:
Trading Symbol	MSVAX
MFS Virginia Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBVAX
MFS Virginia Municipal Bond Fund | C
Prospectus:
Trading Symbol	MVACX
MFS Virginia Municipal Bond Fund | I
Prospectus:
Trading Symbol	MIVAX
MFS Virginia Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPVOX
MFS West Virginia Municipal Bond Fund | A
Prospectus:
Trading Symbol	MFWVX
MFS West Virginia Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBWVX
MFS West Virginia Municipal Bond Fund | I
Prospectus:
Trading Symbol	MWVIX
MFS West Virginia Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPWVX
A1 & B1 Prospectus | MFS Municipal Income Fund | A1
Prospectus:
Trading Symbol	MMIDX
A1 & B1 Prospectus | MFS Municipal Income Fund | B1
Prospectus:
Trading Symbol	MMIGX